AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 21.3%
Banks - 9.9%
Citigroup, Inc.	162,810	$10,130,038
DBS Group Holdings Ltd.	811,300	15,144,439
Jyske Bank A/S	424,462	16,413,339
Wells Fargo & Co.	522,383	25,241,547

		66,929,363

Capital Markets - 9.3%
BlackRock, Inc.-Class A	13,226	5,652,395
CME Group, Inc.-Class A	43,010	7,078,586
Julius Baer Group Ltd. (a)	471,349	19,067,101
Moody’s Corp.	46,230	8,371,791
S&P Global, Inc.	36,960	7,781,928
Singapore Exchange Ltd.	2,807,400	15,175,852

		63,127,653

Diversified Financial Services - 0.7%
Pargesa Holding SA	59,340	4,653,763

Insurance - 1.4%
Arthur J Gallagher & Co.	118,690	9,269,689

		143,980,468

Information Technology - 18.6%
Electronic Equipment, Instruments & Components - 0.8%
IPG Photonics Corp. (a)	33,667	5,109,977

IT Services - 5.4%
Cognizant Technology Solutions Corp.-Class A	218,699	15,844,742
Visa, Inc.-Class A	133,810	20,899,784

		36,744,526

Semiconductors & Semiconductor Equipment - 4.8%
ASML Holding NV	27,460	5,161,099
Intel Corp.	295,902	15,889,938
NXP Semiconductors NV	56,940	5,032,927
Taiwan Semiconductor Manufacturing Co., Ltd.	818,000	6,551,410

		32,635,374

Software - 5.5%
Microsoft Corp.	271,475	32,017,762
SAP SE	45,676	5,280,352

		37,298,114

Technology Hardware, Storage & Peripherals - 2.1%
Samsung Electronics Co., Ltd.	359,182	14,167,191

		125,955,182

Consumer Discretionary - 15.9%
Diversified Consumer Services - 5.3%
Service Corp. International/US	708,001	28,426,240
Sotheby’s (a)	197,770	7,465,818

		35,892,058

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 5.7%
Choice Hotels International, Inc.	46,699	$3,630,380
Compass Group PLC	269,299	6,336,178
Las Vegas Sands Corp.	184,439	11,243,401
Starbucks Corp.	205,178	15,252,933
Telepizza Group SA (b)	332,225	2,314,302

		38,777,194

Internet & Direct Marketing Retail - 2.9%
Naspers Ltd.-Class N	85,700	19,971,670

Textiles, Apparel & Luxury Goods - 2.0%
Samsonite International SA (a)(b)	4,114,500	13,220,007

		107,860,929

Industrials - 11.4%
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	50,591	4,400,911

Commercial Services & Supplies - 2.7%
Secom Co., Ltd.	181,700	15,582,397
Taiwan Secom Co., Ltd.	859,000	2,414,813

		17,997,210

Machinery - 5.1%
Dover Corp.	227,839	21,371,298
Kone Oyj-Class B	170,305	8,601,797
Stanley Black & Decker, Inc.	35,003	4,766,359

		34,739,454

Professional Services - 1.5%
RELX PLC	477,914	10,215,222

Road & Rail - 0.6%
ALD SA (b)	274,160	3,830,275

Transportation Infrastructure - 0.9%
Flughafen Zurich AG	34,389	6,275,998

		77,459,070

Communication Services - 10.2%
Interactive Media & Services - 4.9%
Alphabet, Inc.-Class C (a)	28,578	33,530,853

Wireless Telecommunication Services - 5.3%
China Mobile Ltd.	780,500	7,964,481
KDDI Corp.	639,600	13,775,256
SoftBank Group Corp.	143,400	13,978,161

		35,717,898

		69,248,751

Health Care - 8.4%
Biotechnology - 1.8%
Gilead Sciences, Inc.	180,803	11,754,003

Health Care Providers & Services - 5.7%
Anthem, Inc.	106,115	30,452,883

Company	Shares	U.S. $ Value
Henry Schein, Inc.	138,457	$8,322,650

		38,775,533

Pharmaceuticals - 0.9%
Roche Holding AG	22,781	6,277,416

		56,806,952

Consumer Staples - 4.0%
Beverages - 0.5%
Ambev SA	754,800	3,244,482

Food Products - 0.7%
Danone SA	63,866	4,917,743

Household Products - 1.6%
Procter & Gamble Co. (The)	102,000	10,613,100

Personal Products - 1.2%
L’Oreal SA	30,901	8,321,372

		27,096,697

Energy - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
Kinder Morgan, Inc./DE	225,560	4,513,456
LUKOIL PJSC (Sponsored ADR)	111,093	9,932,825
Royal Dutch Shell PLC - Class B	386,939	12,229,434

		26,675,715

Materials - 2.8%
Chemicals - 2.3%
BASF SE	212,822	15,694,944

Paper & Forest Products - 0.5%
Mondi PLC	146,978	3,254,552

		18,949,496

Real Estate - 1.8%
Real Estate Management & Development - 1.8%
CBRE Group, Inc. - Class A (a)	251,795	12,451,263

Utilities - 1.0%
Water Utilities - 1.0%
Guangdong Investment Ltd.	3,562,000	6,877,586

Total Common Stocks (cost $603,335,502)		673,362,109

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.38% (c)(d)(e) (cost $2,168,590)	2,168,590	2,168,590

Company	Principal Amount (000)			U.S. $ Value
Time Deposits - 0.1%
BBH, Grand Cayman
(1.44)%, 4/01/19	CHF	67		$67,743
(0.85)%, 4/01/19	DKK	446		67,035
0.37%, 4/01/19	GBP	31		40,993
0.77%, 4/01/19	AUD	0	*	1
0.80%, 4/01/19	CAD	0	*	1
BNP Paribas, Paris
(0.57)%, 4/01/19	EUR	59		66,562
Hong Kong & Shanghai Bank, Hong Kong
1.42%, 4/01/19	HKD	523		66,670
Hong Kong & Shanghai Bank, Singapore
0.90%, 4/01/19	SGD	91		67,098
HSBC Bank PLC, London
5.07%, 4/01/19	ZAR	966		66,967
Sumitomo, Tokyo
(0.27)%, 4/01/19	JPY	7,534		67,981

Total Time Deposits (cost $513,228)				511,051

Total Short-Term Investments (cost $2,681,818)				2,679,641

Total Investments - 99.7% (cost $606,017,320) (f)				676,041,750
Other assets less liabilities - 0.3%				1,764,801

Net Assets - 100.0%				$677,806,551

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $19,364,584 or 2.9% of net assets.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $92,337,947 and gross unrealized depreciation of investments was $(22,313,517), resulting in net unrealized appreciation of $70,024,430.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

March 31, 2019 (unaudited)

54.9%	United States
6.4%	Japan
5.4%	Switzerland
4.5%	Singapore
3.3%	Netherlands
3.1%	Germany
3.0%	South Africa
2.9%	United Kingdom
2.5%	France
2.4%	Denmark
2.2%	China
2.1%	South Korea
2.0%	Hong Kong
1.5%	Russia
3.4%	Other
0.4%	Short-Term

100.0%	Total Investments

1

All data are as of March 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Brazil, Finland, Spain and Taiwan.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$73,525,974		$70,454,494		$	– 0	–	$143,980,468
Information Technology	94,795,130		31,160,052			– 0	–	125,955,182
Consumer Discretionary	68,333,074		39,527,855			– 0	–	107,860,929
Industrials	30,538,568		46,920,502			– 0	–	77,459,070
Communication Services	33,530,853		35,717,898			– 0	–	69,248,751
Health Care	50,529,536		6,277,416			– 0	–	56,806,952
Consumer Staples	13,857,582		13,239,115			– 0	–	27,096,697
Energy	14,446,281		12,229,434			– 0	–	26,675,715
Materials	– 0	–	18,949,496			– 0	–	18,949,496
Real Estate	12,451,263		– 0	–		– 0	–	12,451,263
Utilities	– 0	–	6,877,586			– 0	–	6,877,586
Short-Term Investments:
Investment Companies	2,168,590		– 0	–		– 0	–	2,168,590
Time Deposits	– 0	–	511,051			– 0	–	511,051

Total Investments in Securities	394,176,851		281,864,899	†		– 0	–	676,041,750
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$394,176,851		$281,864,899		$	– 0	–	$676,041,750

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2019 is as follows:

Fund	Market Value 6/30/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/2019 (000)		Dividend Income (000)
Government Money Market Portfolio	$1,444	$101,100	$100,375	$2,169		$26
Government Money Market Portfolio*	709	8,992	9,701	– 0	–	1

Total				$2,169		$27

*	Investment of cash collateral for securities lending transactions.